STOCK BASED COMPENSATION (Details Narrative) - USD ($)		3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 06, 2018	Mar. 31, 2016	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Compensation Related Costs [Abstract]
Accrued stock-based compensation			$ 1,386,497		$ 1,386,500	$ 1,200,000
Stock-based compensation granted			$ 10,085,140	$ 15,962,000	$ 15,962,500	$ 5,500,000
Stock-based compensation cancelled or forfeited	55,000,000	120,000,000			64,860,346	160,000,000